Capital management (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Capital management
Total equity including noncontrolling interests	€ 15,768,513	€ 14,826,535	€ 15,449,179	€ 13,979,037
Debt and lease liabilities (including amounts directly associated with assets held for sale)	10,988,807	12,186,790
Total assets	€ 33,566,579	€ 33,929,808	€ 35,754,114
Debt and lease liabilities in % of total assets	32.70%	35.90%
Total equity in % of total assets (equity ratio)	47.00%	43.70%